TAXES - Income tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Line Items]
Applicable income tax rate	25.00%	25.00%	25.00%
Cayman Islands
Income Tax Disclosure [Line Items]
Applicable income tax rate	0.00%
Withholding tax imposed upon the payment or remittance of dividends	$ 0
Hong Kong
Income Tax Disclosure [Line Items]
Applicable income tax rate	16.50%	16.50%	16.50%
Withholding tax imposed upon the payment or remittance of dividends	$ 0
China
Income Tax Disclosure [Line Items]
Applicable income tax rate	25.00%